Stock-based Compensation - Summary of Company's Overall Restricted Shares (Detail) - $ / shares		12 Months Ended
	Jun. 15, 2021	Dec. 31, 2023
Restricted Shares [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Opening Balance, Number of Shares		3,417,484
Granted, Number of Shares	518,706
Forfeited, Number of Shares		(1,175,521)
Vested, Number of Shares		(484,468)
Ending Balance, Number of Shares		1,757,495
Opening Balance, Weighted Average Grant Date Fair Value per Share		$ 7.39
Forfeited, Weighted Average Grant Date Fair Value per Share		7.13
Vested, Weighted Average Grant Date Fair Value per Share		8.62
Ending Balance, Weighted Average Grant Date Fair Value per Share		$ 7.22
Equity Settled Restricted Share Units [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Opening Balance, Number of Shares		2,719,136
Granted, Number of Shares		3,788,586
Forfeited, Number of Shares		(190,683)
Vested, Number of Shares		(1,154,862)
Ending Balance, Number of Shares		5,162,177
Opening Balance, Weighted Average Grant Date Fair Value per Share		$ 4.12
Granted, Weighted Average Grant Date Fair Value per Share		5.21
Forfeited, Weighted Average Grant Date Fair Value per Share		4.24
Vested, Weighted Average Grant Date Fair Value per Share		4.02
Ending Balance, Weighted Average Grant Date Fair Value per Share		$ 4.94
Cash-settled Restricted Share Units [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Opening Balance, Number of Shares		17,819
Granted, Number of Shares		52,758
Forfeited, Number of Shares		(735)
Vested, Number of Shares		(5,941)
Ending Balance, Number of Shares		63,901
Opening Balance, Weighted Average Grant Date Fair Value per Share		$ 4.27
Granted, Weighted Average Grant Date Fair Value per Share		5.31
Forfeited, Weighted Average Grant Date Fair Value per Share		4.27
Vested, Weighted Average Grant Date Fair Value per Share		4.27
Ending Balance, Weighted Average Grant Date Fair Value per Share		$ 5.13
Equity-settled Performance-Based Restricted Share Units [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Opening Balance, Number of Shares		1,849,942
Granted, Number of Shares		7,752,970
Forfeited, Number of Shares		(52,410)
Ending Balance, Number of Shares		9,550,502
Opening Balance, Weighted Average Grant Date Fair Value per Share		$ 3.53
Granted, Weighted Average Grant Date Fair Value per Share		4.21
Forfeited, Weighted Average Grant Date Fair Value per Share		3.52
Ending Balance, Weighted Average Grant Date Fair Value per Share		$ 4.09